NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Growth Fund

Supplement dated October 20, 2020
to the Summary Prospectus dated April 29, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the table under the section entitled “Portfolio Managers” on page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Dylan Yolles	Partner – Capital International Investors, a division of Capital Research	Since 2008
Paul R. Benjamin	Partner – Capital World Investors, a division of Capital Research	Since 2018
Mark L. Casey	Partner – Capital International Investors, a division of Capital Research	Since 2017
Anne-Marie Peterson	Partner – Capital World Investors, a division of Capital Research	Since 2018
Andraz Razen	Partner – Capital World Investors, a division of Capital Research	Since 2012
Alan J. Wilson	Partner – Capital World Investors, a division of Capital Research	Since 2014

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE